Debt	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Debt	Debt
Long-term debt
Long-term debt consists of the following:

	Interest Rate Percentage			Maturity Date	December 31, 2021 (1)	December 31, 2019
(in Millions)	LIBOR borrowings	Base rate borrowings
Revolving Credit Facility (2)	2.4%	4.5%		2023	$35.6	$154.6
4.125% Convertible Senior Notes due 2025			4.125%	2025	245.8	—
Transaction costs - 2025 Notes					(6.8)	—
Total long-term debt (3)					$274.6	$154.6
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1.As adjusted for the adoption of ASU 2020-06 using the full retrospective method.
2.As of December 31, 2020 and December 31, 2019, there were $14.4 million and $11.0 million, respectively, in letters of credit outstanding under our Revolving Credit Facility and $275.0 million and $234.4 million available funds as of December 31, 2020 and December 31, 2019, respectively. Fund availability is subject to the Company meeting its debt covenants.
3.As of December 31, 2020 and December 31, 2019, the Company had no debt maturing within one year.
4.125% Convertible Senior Notes due 2025
On June 25, 2020, the Company issued $225 million in aggregate principal amount of 4.125% Convertible Senior Notes due in July 2025 (the "2025 Notes") in a private offering to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933. We also granted the initial purchasers of the 2025 Notes a 13-day option to purchase up to an additional $33.75 million in aggregate principal amount (the "Over-Allotment Option"). On July 7, 2020 we closed on the Over-Allotment Option and issued an additional $20.75 million in aggregate principal amount of 2025 Notes. Total net cash proceeds received including Over-Allotment Option were $238.2 million net of $7.6 million of third-party transaction costs, including initial purchasers' discounts and commissions. The Company used or will use the net proceeds received to finance or refinance eligible green projects designed to align with the provisions of the International Capital Market Association Green Bond Principles 2018, including repaying amounts outstanding under its Revolving Credit Facility.
Each $1,000 of principal of the 2025 Notes is initially convertible into 114.4885 shares of our common stock, which is equivalent to an initial conversion price of $8.73 per share, subject to adjustment upon the occurrence of specified events. We may not redeem the 2025 Notes prior to July 20, 2023. We may redeem for cash all or any portion of the 2025 Notes, at our option, on or after July 20, 2023 if the last reported sale price of our common stock has been at least 130% of the conversion price then in effect for at least 20 trading days (whether or not consecutive) during any 30 consecutive trading day period (including the last trading day of such period) ending on, and including, the trading day immediately preceding the date on which we provide notice of redemption at a redemption price equal to 100% of the principal amount of the 2025 Notes to be redeemed, plus accrued and unpaid interest.
Holders of the 2025 Notes may convert their notes at any time, at their option, on or after January 15, 2025. Further, holders of the 2025 Notes may convert their notes at any time, at their option, prior to January 15, 2025 only under the following circumstances: (1) during any calendar quarter commencing after September 30, 2020 (and only during such calendar quarter), if the last reported sale price of our common stock for at least 20 trading days (whether or not consecutive) during a period of 30 consecutive trading days ending on, and including, the last trading day of the immediately preceding calendar quarter is greater than or equal to 130% of the conversion price on each trading day; (2) during the five-business day period after any five-consecutive trading day period in which the trading price per $1,000 principal amount of the 2025 Notes for each trading day of such period is less than 98% of the product of the last reported sale price of our common stock and the conversion rate on each such trading day, (3) if we call any or all of the 2020 Notes for redemption, at any time prior to the close of business on the scheduled trading day immediately preceding the redemption date or (4) if specified corporate events occur. Upon conversion, the 2025 Notes will be settled in cash, shares of our common stock or a combination thereof, at our election. If a fundamental change occurs prior to the maturity date, holders of the 2025 Notes may require us to repurchase all or a portion of their 2025 Notes for cash at a repurchase price equal to 100% of the principal amount plus any accrued and unpaid interest. In addition, if specific corporate events occur prior to the maturity date or if we deliver a notice of redemption, we will increase the conversion rate for a holder who elects to convert its 2025 Notes in connection with such an event or notice of redemption in certain circumstances. In the first quarter of 2021, the holders of the 2025 Notes were notified that the last reported sale price of our common stock for at least 20 trading days (whether or not consecutive) during the period of 30 consecutive trading days ending on, an including, December 31, 2020 was greater than or equal to 130% of the conversion price on each trading day, and as a result, the holders have the option to convert all or any portion of their 2025 Notes through March 31, 2021. The 2025 Notes are classified as long-term debt.
We recorded an offset to long-term debt liability of $7.6 million related to transaction costs which is being amortized to interest expense over the five-year term of the 2025 Notes. The Company recorded $0.7 million of interest expense related to the amortization of the transaction costs for the twelve months ended December 31, 2020, $0.4 million of which was capitalized for the twelve months ended December 31, 2020. The Company recorded $5.2 million of accrued interest expense related to the principal amount for the twelve months ended December 31, 2020.
Revolving Credit Facility
On September 28, 2018, we entered into a credit agreement among us, our subsidiary, FMC Lithium USA Corp., as borrowers (the “Borrowers”), certain of our wholly owned subsidiaries as guarantors (the "Guarantors"), the lenders party thereto (the “Lenders”), Citibank, N.A., as administrative agent (the "Agent"), and certain other financial institutions party thereto, as joint lead arrangers (the “Original Credit Agreement”, and as amended by the First Amendment and Second Amendment (as defined below), the "Credit Agreement"). The Credit Agreement provides for a $400 million senior secured revolving credit facility, $50 million of which is available for the issuance of letters of credit for the account of the Borrowers, with an option, subject to certain conditions and limitations, to increase the aggregate amount of the revolving credit commitments to $600 million (the “Revolving Credit Facility”). The issuance of letters of credit and the proceeds of revolving credit loans made pursuant to the Revolving Credit Facility are available, and will be used, for general corporate purposes, including capital expenditures and permitted acquisitions, of the Borrowers and their subsidiaries.
Revolving loans under the Credit Agreement will bear interest at a floating rate, which will be a base rate or a Eurodollar rate equal to the London interbank offered rate for the relevant interest period, plus, in each case, an applicable margin based on our leverage ratio, as determined in accordance with the provisions of the Credit Agreement. The base rate will be the greatest of: the rate of interest announced publicly by Citibank, N.A. in New York City from time to time as its “base rate”; the federal funds effective rate plus 0.5%; and a Eurodollar rate for a one-month interest period plus 1%. Each Borrower on a joint and several basis is required to pay a commitment fee quarterly in arrears on the average daily unused amount of each Lender’s revolving credit commitment at a rate equal to an applicable percentage based on the leverage ratio, as determined in accordance with the provisions of the Credit Agreement. The applicable margin and the commitment fee are subject to adjustment as provided in the Credit Agreement.
The Borrowers’ domestic material subsidiaries (the “Guarantors”) will guarantee the obligations of the Borrowers under the Revolving Credit Facility. The obligations of the Borrowers and the Guarantors are secured by all of the present and future assets of the Borrowers and the Guarantors, including the Borrowers’ facility and real estate in Bessemer City, North Carolina, subject to certain exceptions and exclusions as set forth in the Credit Agreement and other security and collateral documents.
Fees incurred to secure the Revolving Credit Facility have been deferred and will be amortized over the term of the arrangement.
On May 6, 2020, we entered into the First Amendment to the Credit Agreement (the "First Amendment") with FMC Lithium USA Corp., the Guarantors, the Lenders and the Agent. Among other things, the First Amendment amended and restated the Original Credit Agreement to (i) increase our maximum total net leverage ratio for the fiscal quarters ending June 30, 2020, September 30, 2020 and December 31, 2020 from 3.5 to 6.0, (ii) put a cap of $325 million on our overall borrowings under the Revolving Credit Facility until March 31, 2021, (iii) amend our negative covenant on indebtedness to permit unsecured indebtedness (including convertible debt) up to $350 million, (iv) amend our negative covenants on investments to permit additional investments in Minera del Altiplano S.A., our Argentine subsidiary, (v) restrict our ability to declare or pay cash dividends until March 31, 2021 and (vi) increase the applicable margin on our borrowings by 25 basis points, in each case as described in the First Amendment. We recorded $0.9 million of deferred financing costs in the consolidated balance sheets for First Amendment consent, arrangement and legal fees and a $0.1 million loss on debt extinguishment in the consolidated and combined statements of operations for the write off of existing deferred financing costs to recognize the temporary reduction in overall borrowing capacity related to the First Amendment. The carrying value of our deferred financing costs was $2.4 million as of December 31, 2020.

The foregoing description of the First Amendment does not purport to be complete and is qualified in its entirety by reference to the First Amendment, including the amended and restated Credit Agreement attached thereto, which is filed as Exhibit 10.1 to our Quarterly Report on Form 10-Q for the three months ended March 31, 2020.

On August 3, 2020, we entered into the Second Amendment to the Credit Agreement (the "Second Amendment") with FMC Lithium USA Corp., the Guarantors, the Lenders and the Agent. The Second Amendment amended the Credit Agreement, as previously amended by the First Amendment, to replace our maximum total net leverage ratio of 6.0 for the fiscal quarters ending September 30, 2020 and December 31, 2020 with a maximum first lien leverage ratio (as defined in the Credit Agreement) of 3.5. The maximum first lien leverage ratio of 3.5 will continue to apply for the fiscal quarter ended March 31, 2021 and for each fiscal quarter thereafter. The first lien leverage ratio as of any date is the ratio of financial covenant debt as of such date secured by a lien on any asset or property of Livent or its restricted subsidiaries on a pari passu or senior basis with the loans and commitments under the Credit Agreement, minus unrestricted cash and cash equivalents on our balance sheet as of such date, to Earnings Before Interest, Taxes, Depreciation and Amortization, as defined in the Credit Agreement, for the last four fiscal quarters ending on or before such date.
The foregoing description of the Second Amendment does not purport to be complete and is qualified in its entirety by reference to the Second Amendment and the Credit Agreement, which Second Amendment is filed as Exhibit 10.2 to our Quarterly Report on Form 10-Q for the three months ended June 30, 2020.
Covenants
The Credit Agreement contains certain affirmative and negative covenants that are binding on the Borrowers and their subsidiaries, including, among others, restrictions (subject to exceptions and qualifications) on the ability of the Borrowers and their subsidiaries to create liens, to undertake fundamental changes, to incur debt, to sell or dispose of assets, to make investments, to make restricted payments such as dividends, distributions or equity repurchases, to change the nature of their businesses, to enter into transactions with affiliates and to enter into certain burdensome agreements. Furthermore, the Borrowers are subject to financial covenants regarding leverage (measured as the ratio of debt to adjusted earnings) and interest coverage (measured as the ratio of adjusted earnings to interest expense). Our maximum allowable first lien leverage ratio is 3.5 as of December 31, 2020. Our minimum allowable interest coverage ratio is 3.5. We were in compliance with all requirements of the covenants at December 31, 2020.